Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits and Reconciliation of Net Increase to Net Income

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2024 and 2023 to the Form 5500:

	2024	2023

Net assets available for benefits per the financial statements	$24,549,357	$20,932,880
True up match contribution receivable	(96,609)	(87,265)
Net assets available for benefits per the Form 5500	$24,452,748	$20,845,615

The following is a reconciliation of net increase per the financial statements for the year ended December 31, 2024, to net income per the Form 5500:

2024

Net increase per the financial statements	$3,616,477
True up match contribution receivable – 2024	(96,609)
True up match contribution receivable – 2023	87,265
Net increase per to Form 5500	$3,607,133